Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories
	December 31,
	2025	2024

Raw materials and components	$28,950	$32,475
Finished goods (*)	18,261	27,867

	$47,211	$60,342

(*)	Includes amounts of $635 and $1,100 as of December 31, 2025 and 2024, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.